Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Accounts Receivable and Other Receivables

As of December 31, 2018 and 2017, accounts receivable and other receivables were as follows:

a. Customers

	2018		2017
Domestic customers, net	Ps.	48,520,478	Ps.	60,057,141
Export customers, net		39,220,037		54,428,883

Total customers	Ps.	87,740,515	Ps.	114,486,024

Sundry debtors (i)		53,388,512		23,583,497
Taxes to be recovered and prepaid taxes		18,405,990		23,039,023
Employees and officers		6,333,216		5,681,478
Advances to suppliers		597,700		1,250,846
Other accounts receivable		673,845		82,160

Total account receivable	Ps.	79,399,263	Ps.	53,637,004

Total account receivable, net	Ps.	167,139,778	Ps.	168,123,028

Schedule of Breakdown of Accounts Receivable Based on Credit History

The following table shows a breakdown of accounts receivable based on their credit history at December 31, 2018 and 2017, as well as the relation between the breakdown and the impaired amount:

	Domestic customers
	2018		2017
1 to 30 days	Ps.	1,172,961	Ps.	10,188,070
31 to 60 days		133,538		4,081,862
61 to 90 days		375,790		777,409
More than 90 days		584,886		11,345,933

Past due		2,267,175		26,393,274
Impaired (reserved)(1)		(1,409,014)		(951,932)

Unimpaired		858,161		25,441,342
Current		47,662,317		34,615,799

Total	Ps.	48,520,478	Ps.	60,057,141

(1)	The increase in the impairment of domestic customers of Ps.457,082 in 2018, comes mainly from accounts receivables of Pemex Industrial Transformation.

	Export customers
	2018		2017
1 to 30 days	Ps.	34,839	Ps.	334,155
31 to 60 days		3,313		—
61 to 90 days		26,444		—
More than 90 days		307,089		315,888

Past due		371,865		650,043
Impaired (reserved)		(321,438)		(272,813)

Unimpaired		50,247		377,230
Current		39,169,790		54,051,653

Total	Ps.	39,220,037	Ps.	54,428,883

Summary of Reconciliation for Impaired Accounts Receivable

Additionally, the reconciliation for impaired accounts receivable is as follows:

	Domestic customers
	2018		2017
Balance at the beginning of the year	Ps.	(951,932)	Ps.	(458,428)
Adjustment on initial application of IFRS9		44,590		—

Balance at January 1 under IFRS 9		(907,342)		(458,428)
Additions against income		—		(493,514)
Amount used		—		10
Impairment accounts receivable		(501,672)		—

Balance at the end of the year	Ps.	(1,409,014)	Ps.	(951,932)

	Export customers
	2018		2017
Balance at the beginning of the year	Ps.	(272,813)	Ps.	(374,699)
Adjustment on initial application of IFRS9		(69,639)		—

Balance at January 1 under IFRS 9		(342,452)		(374,699)
Additions against income		—		(204,713)
Amount used		—		297,047
Translation effects		—		9,552
Impairment accounts receivable		21,014		—

Balance at the end of the year	Ps.	(321,438)	Ps.	(272,813)